The Company and Summary of Significant Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers	$ 3,265	$ 3,062	$ 16,028	$ 16,669
At a point in time
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers	2,378	599	10,968	12,977
Over time
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers	887	2,463	5,060	3,692
Product Revenues
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers	2,378	599	10,968	12,977
Product Revenues | At a point in time
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers	2,378	599	10,968	12,977
Service Revenues
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers	887	2,463	5,060	3,692
Service Revenues | Over time
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers	$ 887	$ 2,463	$ 5,060	$ 3,692